BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Sep. 22, 2020
Current Assets
Cash	$ 305,093	$ 773,086
Prepaid expenses	179,988	166,079
Total Current Assets	485,081	939,165
Marketable securities held in Trust Account	230,016,101	229,967,028
Total Assets	230,501,182	230,906,193
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities - accrued expenses	187,708	84,754
Warranty liability	70,625,000	19,780,000	$ 18,190,000
Deferred underwriting payable	8,050,000	8,050,000	8,050,000
Total Current Liabilities	78,862,708	27,914,754
Current Liabilities
Total Current Liabilities	78,862,708	27,914,754
Commitments
Common stock subject to possible redemption; 19,801,982 shares at redemption value	146,638,470	197,991,430	199,782,620
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 8,948,018 shares issued and outstanding (excluding 19,801,982 shares subject to possible redemption)	1,409	895	877
Additional paid in capital	58,845,226	7,492,780	5,701,608
Accumulated deficit	(53,846,631)	(2,493,666)	$ (702,475)
Total Stockholders' Equity	5,000,004	5,000,009		$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 230,501,182	$ 230,906,193